Fair Value measurement - changes in the fair value of the Group's warrant liability (Details) - 12 months ended Jun. 30, 2023 $ in Thousands	USD ($) shares	AUD ($) shares
Fair value measurements
Beginning balance Shares | shares	9,278,277	9,278,277
Beginning balance	$ 12,340
Warrants issued (in shares) | shares	2,166,229	2,166,229
Warrants issued	$ 21,879
Warrants exercised and equity issued (in shares) | shares	(1,003,002)	(1,003,002)
Warrants exercised and equity issued	$ (4,766)
Change in fair value	(17,826)
Ending balance	$ 11,627
Ending balance shares | shares	10,441,504	10,441,504
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income	Other Nonoperating Income
Movement in fair value in relation to the embedded derivative	$ 800
Common stock public warrant liabilities
Fair value measurements
Beginning balance Shares | shares	9,037,130	9,037,130
Beginning balance	$ 12,019
Warrants exercised and equity issued (in shares) | shares	(10,146)	(10,146)
Warrants exercised and equity issued	$ (18)
Change in fair value	(8,311)
Ending balance	$ 3,690
Ending balance shares | shares	9,026,984	9,026,984
Common stock private warrant liabilities
Fair value measurements
Beginning balance Shares | shares	241,147	241,147
Beginning balance	$ 321
Change in fair value	(223)
Ending balance	$ 98
Ending balance shares | shares	241,147	241,147
Other Warrant Liabilities [Member]
Fair value measurements
Warrants issued (in shares) | shares	2,166,229	2,166,229
Warrants issued	$ 21,879
Warrants exercised and equity issued (in shares) | shares	(992,856)	(992,856)
Warrants exercised and equity issued	$ (4,748)
Change in fair value	(9,292)
Ending balance	$ 7,839	$ 1,173,373
Ending balance shares | shares	1,173,373	1,173,373